Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Abstract]
Trade receivables	$ 4,796,638	$ 10,631,787
Provision for expected credit loss	(648,653)	(520,555)
Exchange rate difference	29,693	1,406
Accounts receivable	$ 4,177,678	$ 10,112,638